Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

7. Stock-Based Compensation

The following table summarizes the stock-based compensation expense incurred by the Company (in thousands):
	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Stock options	$—	$—	$—	$90
Restricted stock	—	140	—	309
Total	$—	$140	$—	$399

2007 Equity Incentive Compensation Plan

Immediately prior to the Company’s initial public offering, the Company adopted the 2007 Equity Incentive Compensation Plan (“2007 Plan”). The 2007 Plan provides for the grant of options intended to qualify as incentive stock options, non-qualified stock options, stock appreciation rights or restricted stock awards and any other equity-based or equity-related awards. The 2007 Plan is administered by the Compensation Committee of the Board of Directors. Subject to adjustment for changes in capitalization, the aggregate number of shares that may be delivered pursuant to awards under the 2007 Plan is currently 355,000. The term of the 2007 Plan is ten years, expiring in June 2017.
Stock Options — Except as otherwise directed by the Compensation Committee, the exercise price for options cannot be less than the fair market value of our common stock on the grant date. Other than the stock options issued to Directors, the options will generally vest and become exercisable with respect to 30%, 30% and 40% of the shares of our common stock subject to such options on each of the first three anniversaries of the grant date. Compensation expense related to these options is expensed on a straight line basis over the three year service period. Options issued to Directors generally vest and become exercisable on the first anniversary of the grant date. All stock options have a five year term from the date of grant. During the three and six months ended June 30, 2014 and June 30, 2013, the Company did not issue any stock options under the 2007 Plan.
A summary of stock option activity under the 2007 Plan as of June 30, 2014, and the changes during the six months ended June 30, 2014 is as follows:
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding, January 1, 2014	65,481	$58.94
Granted	—	—
Exercised	—	—
Forfeited	(4,987)	45.73
Options outstanding, June 30, 2014	60,494	$60.03	0.5	$0.00
Options exercisable, June 30, 2014	60,494	$60.03	0.5	$0.00
Restricted Stock — Other than restricted stock issued to Directors, the restricted stock issued will generally vest in equal increments of 25% on each of the first four anniversaries of the grant date. Compensation expense related to restricted stock issued is expensed on a straight line basis over the four year vesting period. Restricted stock issued to Directors generally vests on the first anniversary of the grant date with compensation expense being expensed on a straight line basis over the one year vesting period. During the three and six months ended June 30, 2014 and June 30, 2013, the Company did not grant any restricted stock shares under the 2007 Plan.
Under the Company’s Change of Control Plan, 97,852 shares of unvested restricted stock automatically vested due to the disposition of the Company’s ethanol plants therefore there is no restricted stock currently outstanding. After considering the stock option and restricted stock awards issued and outstanding, the Company had 119,540 shares of common stock available for future grant under our 2007 Plan at June 30, 2014.

10.	Stock-Based Compensation

The following table summarizes the stock-based compensation expense incurred by the Company (in thousands):

	Years Ended December 31,
	2013	2012
Stock options	$90	$922
Restricted stock	1,503	568
Total	$1,593	$1,490

2007 Equity Incentive Compensation Plan

Immediately prior to the Company’s initial public offering, the Company adopted the 2007 Equity Incentive Compensation Plan (“2007 Plan”). The 2007 Plan provides for the grant of options intended to qualify as incentive stock options, non-qualified stock options, stock appreciation rights or restricted stock awards and any other equity-based or equity-related awards. The 2007 Plan is administered by the Compensation Committee of the Board of Directors. Subject to adjustment for changes in capitalization, the aggregate number of shares that may be delivered pursuant to awards under the 2007 Plan is currently 355,000. The term of the 2007 Plan is ten years, expiring in June 2017.

Stock Options — Except as otherwise directed by the Compensation Committee, the exercise price for options cannot be less than the fair market value of our common stock on the grant date. Other than the stock options issued to Directors, the options will generally vest and become exercisable with respect to 30%, 30% and 40% of the shares of our common stock subject to such options on each of the first three anniversaries of the grant date. Compensation expense related to these options is expensed on a straight line basis over the three year service period. Options issued to Directors generally vest and become exercisable on the first anniversary of the grant date. All stock options have a five year term from the date of grant. During the years ended December 31, 2013 and 2012, the Company did not issue any stock options under the 2007 Plan.

A summary of stock option activity under the 2007 Plan as of December 31, 2013, and the changes during the year ended December 31, 2013 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding, January 1, 2013	71,237	$61.72
Granted	—	—
Exercised	—	—
Forfeited	(5,756)	93.30
Options outstanding, December 31, 2013	65,481	$58.94	1.0	$0.00

Options exercisable, December 31, 2013	65,481	$58.94	1.0	$0.00

A summary of the status of our unvested stock options as of December 31, 2013, and the changes during the year ended December 31, 2013 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested, January 1, 2013	10,074	$46.01
Granted	—	—
Vested	(10,074)	46.01
Forfeited	—	—
Unvested, December 31, 2013	—	$—

Restricted Stock  — Other than restricted stock issued to Directors, the restricted stock issued will generally vest in equal increments of 25% on each of the first four anniversaries of the grant date. Compensation expense related to restricted stock issued is expensed on a straight line basis over the four year vesting period. Restricted stock issued to Directors generally vests on the first anniversary of the grant date with compensation expense being expensed on a straight line basis over the one year vesting period. During the years ended December 31, 2013 and 2012, the Company granted 0 and 78,850 restricted stock shares, respectively, under the 2007 Plan to certain of our employees and our non-employee Directors.

A summary of restricted stock activity under the 2007 Plan as of December 31, 2013, and the changes during the year ended December 31, 2013 is as follows:

	Shares	Weighted Average Grant Date Fair Value per Award	Aggregate Intrinsic Value
Restricted stock outstanding, January 1, 2013	143,026	$13.82
Granted	—	—
Vested	(141,838)	13.84
Cancelled or expired	(1,188)	11.53
Restricted stock outstanding, December 31, 2013	—	$—	$—

Under the Company’s Change of Control Plan, 97,852 shares of unvested restricted stock automatically vested due to the disposition of the Company’s ethanol plants.  Stock-based compensation expense related to the vesting of these shares, which was included in loss from continuing operations before income taxes, was $911,000 and was recorded in December 2013. After considering the stock option and restricted stock awards issued and outstanding, the Company had 114,553 shares of common stock available for future grant under our 2007 Plan at December 31, 2013.